Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable
	Determinable Fair Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2021	$268,716	$502,783	$436,152	$1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investments, net	—	(24,069)	—	(24,069)
Dividend declared from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	196,579	557,501	239,550	993,630
Investments made/transfers from prepayments/other non-current assets	70,864	303,845	—	374,709
Income from equity method investments, net	—	13,392	—	13,392
Dividend declared from equity method investments	—	(4,683)	—	(4,683)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Changes from measurement alternative to consolidation (Note 6)	(43,988)	—	—	(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,706)	—	—	(25,706)
Fair value change through earnings	10,877	—	32,125	43,002
Currency translation adjustment	(3,873)	(8,384)	—	(12,257)
Balance at December 31, 2023	201,290	1,000,828	118,268	1,320,386
Investments made/transfers from prepayments/other non-current assets	136,985	25,838	—	162,823
Loss from equity method investments, net	—	(12,170)	—	(12,170)
Dividend declared from equity method investments	—	(10,269)	—	(10,269)
Disposal of investments	(2,228)	(21,811)	—	(24,039)
Impairment on investments	(38,689)	—	—	(38,689)
Fair value change through earnings	—	—	18,564	18,564
Currency translation adjustment	(1,383)	(26,024)	—	(27,407)
Balance at December 31, 2024	$295,975	$956,392	$136,832	$1,389,199

Schedule of the total carrying value of the equity investments accounted for under the measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2023 and 2024, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$689,724
Upward adjustments	92,736
Downward adjustments	(579,719)
Foreign currency translation	(1,451)
Total carrying value at December 31, 2023	$201,290

Initial cost basis	$824,481
Upward adjustments	92,736
Downward adjustments	(618,408)
Foreign currency translation	(2,834)
Total carrying value at December 31, 2024	$295,975

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
Didi	$142,000	$—	$(23,732)	$118,268
December 31, 2023	$142,000	$—	$(23,732)	$118,268

Didi	$142,000	$—	$(5,168)	$136,832
December 31, 2024	$142,000	$—	$(5,168)	$136,832

Summary of condensed financial information on equity method investments

	Year ended December 31,
	2022	2023	2024*

	(In US$ thousands)
Operating data:
Revenue	$158,110	$850,102	$602,162
Gross profit	$129,393	$298,736	$214,596
Income (loss) from operations	$(195,636)	$12,153	$(32,243)
Net income (loss)	$(200,042)	$8,188	$(69,772)
Net income (loss) attributable to the investees’ shareholders	$(200,042)	$9,856	$(66,188)

	As of December 31,
	2023	2024*

	(In US$ thousands)
Balance sheet data:
Current assets	$1,803,408	$1,844,105
Non-current assets	$2,568,567	$2,770,050
Current liabilities	$1,199,969	$1,313,161
Long-term liabilities	$16,879	$6,132
Non-controlling interests	$(4,849)	$(3,641)

Nine months ended
September 30, 2024
(In US$thousands)
Operating data:
Revenue	$424,349
Gross profit	$72,654
Income from operations	$10,236
Net income	$8,437
Net income attributable to the investee’s shareholders	$9,115

As of September 30, 2024
(In US$thousands)

Balance sheet data:
Current assets	$643,397
Non-current assets	$110,370
Current liabilities	$220,973
Long-term liabilities	$5,881
Non-controlling interests	$(3,641)
*

For one of the equity method investees, income statement data for the nine-month period ended September 30, 2024 and balance sheet data as of September 30, 2024 are included as it is impracticable for the Group to obtain the investee’s financial information beyond September 30, 2024 as of the date of this report.